CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS? EQUITY - USD ($)	Additional Paid-in Capital	Accumulated Deficit	Class A Common Stock	Class B Common Stock	Total
Balance at the end at Mar. 31, 2020	$ 25,000				$ 25,000
Balance at the end (in shares) at Mar. 31, 2020				4,312,500
Balance at the end at Jun. 30, 2020	25,000	$ (2,000)		$ 4,312,500	23,000
Balance at the end (in shares) at Jun. 30, 2020				4,312,500
Balance at the end at Dec. 31, 2020	16,912,000	(11,912,000)			5,000,000
Balance at the end (in shares) at Dec. 31, 2020			3,172,650	4,312,500
Balance at the beginning at Jan. 23, 2020	0	0	$ 0	$ 0	0
Balance at the beginning (in shares) at Jan. 23, 2020			0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of shares to Sponsor at $0.006 per share	25,000				25,000
Sale of shares to Sponsor at $0.006 per share (in shares)				4,312,500
Net loss		(2,000)		$ (2,000)	(2,000)
Balance at the end at Jun. 30, 2020	25,000	(2,000)		$ 4,312,500	23,000
Balance at the end (in shares) at Jun. 30, 2020				4,312,500
Balance at the beginning at Jan. 23, 2020	0	0	$ 0	$ 0	0
Balance at the beginning (in shares) at Jan. 23, 2020			0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of shares to Sponsor at $0.006 per share	25,000				25,000
Sale of shares to Sponsor at $0.006 per share (in shares)				4,312,500
Net loss		(11,912,000)			(11,912,000)
Balance at the end at Dec. 31, 2020	16,912,000	(11,912,000)			5,000,000
Balance at the end (in shares) at Dec. 31, 2020			3,172,650	4,312,500
Balance at the beginning at Mar. 31, 2020	25,000				25,000
Balance at the beginning (in shares) at Mar. 31, 2020				4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(2,000)			(2,000)
Balance at the end at Jun. 30, 2020	25,000	(2,000)		$ 4,312,500	23,000
Balance at the end (in shares) at Jun. 30, 2020				4,312,500
Balance at the beginning at Dec. 31, 2020	16,912,000	(11,912,000)			5,000,000
Balance at the beginning (in shares) at Dec. 31, 2020			3,172,650	4,312,500
Balance at the end at Mar. 31, 2021	20,994,000	(15,994,000)			5,000,000
Balance at the end (in shares) at Mar. 31, 2021			3,580,839	4,312,500
Balance at the beginning at Dec. 31, 2020	16,912,000	(11,912,000)			5,000,000
Balance at the beginning (in shares) at Dec. 31, 2020			3,172,650	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Class A common stock subject to possible redemption	11,708,000				11,708,000
Change in Class A common stock subject to possible redemption (in share)			1,170,765
Net loss		(11,708,000)		$ (11,708,000)	(11,708,000)
Balance at the end at Jun. 30, 2021	28,620,000	(23,620,000)			5,000,000
Balance at the end (in shares) at Jun. 30, 2021			4,343,415	4,312,500
Balance at the beginning at Mar. 31, 2021	20,994,000	(15,994,000)			5,000,000
Balance at the beginning (in shares) at Mar. 31, 2021			3,580,839	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Class A common stock subject to possible redemption	7,626,000				7,626,000
Change in Class A common stock subject to possible redemption (in share)			762,576
Net loss		(7,626,000)		$ (7,626,000)	(7,626,000)
Balance at the end at Jun. 30, 2021	$ 28,620,000	$ (23,620,000)			$ 5,000,000
Balance at the end (in shares) at Jun. 30, 2021			4,343,415	4,312,500